UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street
          Williamsville, NY                         14221
 (Address of principal executive offices)                   (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
			Schedule of Investments
		June 30, 2011 (Unaudited)
Shares/Principal Amount			Fair Value	% of Net Assets

COMMON STOCKS

Agriculture Chemicals
6,500	Mosaic Co. +		$ 440,245	1.80%

Aircraft Engines & Engine Parts
5,100	United Technologies Corp. +		451,401	1.84%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
9,900	HJ Heinz Co. +		527,472	2.15%

Commercial Banks
7,700	Bank of Montreal (Canada) +		489,335	2.00%

Computer Storage Devices
9,000	SanDisk Corp. * +		373,500	1.52%

Crude Petroleum & Natural Gas
4,200	Apache Corp. +		518,238
5,900	Noble Energy, Inc. +		528,817
5,200	Occidental Petroleum Corporation +		541,008
			1,588,063	6.47%

Drilling Oil & Gas Wells
7,200	Diamond Offshore Drilling Inc. +		506,952	2.07%

Electric Services
11,200	American Electric Power Co. Inc. +		422,016
14,000	Public Service Enterprise Group Inc. +		456,960
11,500	Southern Co. +		464,370
			1,343,346	5.48%

Electronic & Other Electrical Equipment (No Computer Equipment)
9,000	Emerson Electric Co. +		506,250	2.07%

Fats & Oils
11,000	Archer Daniels Midland Co. +		331,650	1.35%

Fire, Marine & Casualty Insurance
6,000	ACE Limited + (Switzerland)		394,920
8,000	The Chubb Corporation +		500,880
8,500	The Travelers Companies, Inc. +		496,230
			1,392,030	5.69%

Food and Kindred Products
13,000	Kraft Foods Inc. +		457,990	1.87%

Gas & Other Services Combined
9,700	Sempra Energy +		512,936	2.09%

Hospitals & Medical Service Plans
12,800	Aetna Inc. +		564,352
9,000	UnitedHealth Group, Inc. +		464,220
			1,028,572	4.20%

Investment Advice
8,400	Ameriprise Financial, Inc.		484,512	1.98%

Life Insurance
8,200	Prudential Financial, Inc. +		521,438	2.13%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
4,500	VF Corp. +		488,520	1.99%

Oil & Gas Field Machinery & Equipment
6,800	Baker Hughes Inc.		493,408
7,500	National Oilwell Varco, Incorporated +		586,575
			1,079,983	4.41%

Oil, Gas Field Services, NBC
6,600	Schlumberger Limited		570,240	2.33%

Petroleum Refining
6,000	Chevron Corp. +		617,040
8,100	Murphy Oil Corporation +		531,846
8,000	Suncor Energy Inc. + (Canada)		312,800
			1,461,686	5.97%

Radio & TV Broadcasting & Communications Equipment
8,000	QUALCOMM, Inc. +		454,320	1.85%

Railroads, Line-Haul Operating
7,000	Canadian National Railway Company + (Canada)		559,300
6,200	Norfolk Southern Corp.		464,566
4,200	Union Pacific Corporation		438,480
			1,462,346	5.98%

Retail - Department Stores
12,200	J. C. Penney Company, Inc. +		421,388	1.72%

Retail - Eating Places
5,700	McDonald's Corp. +		480,624	1.96%

Retail - Variety Stores
7,300	Costco Wholesale Corp. +		593,052	2.42%

Rubber & Plastic Footwear
6,800	Nike Inc. +		611,864	2.50%

Search, Detection, Navigation, Guidance, Aeronautical Systems
8,500	Raytheon Company +		423,725	1.73%

Semiconductors & Related Devices
11,200	Analog Devices Inc. +		438,368	1.79%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
8,000	Procter & Gamble Co. +		508,560	2.08%

Surgical & Medical Instruments & Apparatus
6,400	Becton, Dickinson and Co. +		551,488	2.25%

Tobacco Products
16,600	Altria Group Inc. +		438,406
7,300	Philip Morris International, Inc. +		487,421
			925,827	3.78%

Wholesale-Drugs Properties & Druggists' Sundries
5,200	McKesson Corporation +		434,980	1.78%

Total for Common Stocks (Cost $18,441,524)			21,862,663	89.25%

	Total Investments		21,862,663
	(Cost $18,441,524)

	Other Assets in Excess of Liabilities		2,632,698	10.75%

	Net Assets		$ 24,495,361	100.00%

Neiman Large Cap Value Fund
		Schedule of Written Options
		June 30, 2011 (Unaudited)
Underlying Security		Shares Subject	Fair Value
Expiration Date/Exercise Price		to Call

ACE Limited *
August 2011 Calls @ 70.00		1,000	$ 350

Aetna Inc. *
October 2011 Calls @ 45.00		4,000	9,240

Altria Group Inc. *
September 2011 Calls @ 28.00		3,000	540

American Electric Power Co. Inc. *
November 2011 Calls @ 38.00		2,000	1,900

Analog Devices, Inc.
September 2011 Calls @ 45.00		2,000	300

Apache Corp. *
July 2011 Calls @ 130.00		1,000	280

Archer Daniels Midland Co. *
September 2011 Calls @ 40.00		1,000	10

Bank of Montreal *
September 2011 Calls @ 70.00		1,000	200

Becton, Dickinson and Co. *
September 2011 Calls @ 90.00		1,000	1,250

Canadian National Railway Company *
July 2011 Calls @ 80.00		2,000	2,300

Chevron Corp. *
September 2011 Calls @ 120.00		2,000	160

The Chubb Corporation *
July 2011 Calls @ 60.00		2,000	5,120

Costco Wholesale Corp. *
July 2011 Calls @ 80.00		1,000	1,950
July 2011 Calls @ 85.00		1,000	150
			2,100

Diamond Offshore Drilling Inc. *
September 2011 Calls @ 83.50		1,000	240

Emerson Electric Co. *
September 2011 Calls @ 65.00		1,000	150

HJ Heinz Co. *
September 2011 Calls @ 55.00		3,000	2,100

J. C. Penney Company, Inc. *
August 2011 Calls @ 40.00		2,000	580

Kraft Foods Inc. *
September 2011 Calls @ 36.00		2,000	1,160

McDonald's Corp. *
September 2011 Calls @ 80.00		1,000	5,080

McKesson Corporation *
August 2011 Calls @ 85.00		1,000	1,550

Mosaic Co. *
September 2011 Calls @ 80.00		1,000	680

Murphy Oil Corporation *
July 2011 Calls @ 80.00		2,000	100

National Oilwell Varco, Incorporated *
August 2011 Calls @ 85.00		1,000	1,240

Nike Inc. *
July 2011 Calls @ 85.00		2,000	10,220

Noble Energy, Inc. *
August 2011 Calls @ 110.00		1,000	200

Occidental Petroleum Corporation *
August 2011 Calls @ 125.00		1,000	120

Philip Morris International, Inc. *
September 2011 Calls @ 72.50		2,000	500

Procter & Gamble Co. *
October 2011 Calls @ 70.00		2,000	220

Prudential Financial, Inc. *
December 2011 Calls @ 67.50		1,000	2,910

Public Service Enterprise Group Inc. *
September 2011 Calls @ 35.00		3,000	750

QUALCOMM, Inc. *
July 2011 Calls @ 62.50		2,000	20

Raytheon Company *
August 2011 Calls @ 55.00		1,000	50

SanDisk Corp. *
July 2011 Calls @ 55.00		2,000	80

Sempra Energy *
October 2011 Calls @ 60.00		3,000	450

Southern Co. *
November 2011 Calls @ 41.00		1,500	1,050

Suncor Energy Inc. *
September 2011 Calls @ 50.00		1,000	80

The Travelers Companies, Inc. *
July 2011 Calls @ 65.00		2,500	125

UnitedHealth Group, Inc. *
September 2011 Calls @ 55.00		2,000	2,080

United Technologies Corp. *
August 2011 Calls @ 95.00		2,000	700

VF Corp. *
August 2011 Calls @ 110.00		1,000	3,800

Total (Premiums Received $95,598)			$ 59,985

* Non-Income Producing Security.
** ADR - American Depository Receipt
+ Portion or all of the security is pledged as collateral for call options written.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
		Schedule of Investments
		June 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
46,757	Amana Growth Funds	$ 1,181,095
4,489	BlackRock Energy & Resources Institutional Class	204,854
42,135	Eaton Vance Floating Rate Funds - Institutional Class	380,475
107,185	Eaton Vance Global Macro Absolute Return Funds - Class I	1,089,001
19,604	Intrepid Small Cap Value Funds - Institutional Class *	330,721
18,427	Janus Perkins Mid Cap Value Funds - Class I	436,913
15,472	John Hancock Large Cap Equity Funds - Class I	420,984
75,026	Loomis Sayles High Income Funds - Class Y	381,131
30,094	Needham Small Cap Growth Funds *	428,838
73,690	Neiman Large Cap Value Funds ++	1,658,025
27,982	Neuberger Berman Real Estate Funds - Trust Class	347,256
134,065	Oppenheimer International Bond Funds - Class Y	899,577
102,617	PIMCO Total Return Funds - Institutional Class	1,129,817
3,981	Van Eck Global Hard Assets Funds - Class A	211,584
45,441	Virtus Emerging Markets Opportunities - Class I	433,511
43,261	Wasatch International Growth Funds *	911,519
19,588	Westcore Select Funds *	444,253
Total for Mutual Funds (Cost $10,612,619)		10,889,554	98.76%

Money Market Funds
69,399	Fidelity Money Market Portfolio Class Select 0.12% **	69,399
Total for Money Market Funds (Cost $69,399)		69,399	0.63%

	Total Investments	10,958,953	99.39%
	(Cost $10,682,018)

	Other Assets in Excess of Liabilities	66,880	0.61%

	Net Assets	$ 11,025,833	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at June 30, 2011.
++ Affiliated Funds.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at June 30, 2011 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                                      Neiman Large Cap Fund       Neiman Balanced Allocation Fund

Cost of Investments

$18,441,524

                                                $10,682,018

Premiums Received from Option Written                                       $95,598

Gross Unrealized Appreciation

                                                                                                                    $3,704,255                                     $368,532

Gross Unrealized Depreciation

               ($247,503)

                                      ($91,597)

Net Unrealized Appreciation

   (Depreciation) on Investments

                    $3,456,752

                                     $276,935

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008 - 2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific funds of the Trust are allocated prorata to the Funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

3.) SECURITIES VALUATIONS

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2011:

Neiman Large Cap Funds:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,862,663	$0	$0	$21,862,663
Total	$21,862,663	$0	$0	$21,862,663

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$59,985	$0	$59,985
Total	$0	$59,985	$0	$59,985

Neiman Balanced Allocation Funds:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,889,555	$0	$0	$10,889,555
Money Market Funds	$69,399	$0	$0	$69,399
Total	$10,958,954	$0	$0	$10,958,954

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended June 30, 2011. There were no transfers into or out of level 1 and level 2 during the three month period ended June 30, 2011. It is the Funds’ policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4. WRITTEN OPTIONS

As of June 30, 2011, Neiman Large Cap Value Fund portfolio securities valued at $4,138,010 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the three month period ended June 30, 2011 were as follows:

Number of

Premiums

Contracts

Received

Options outstanding at March 31, 2011

                730

             $120,216

Options written

    630

               $78,427

Options expired

   (315)

              ($52,429)

Options exercised

   (315)

              ($44,622)

Options Terminated                                                                                    (40)                  ($5,994)

Options outstanding at June 30, 2011

                                        690                  $95,598

The locations on the statement of assets and liabilities of the Neiman Large Cap Value Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                              Derivatives

Call options written                    ($59,985)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended June 30, 2011 by the Neiman Large Cap Value Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                  Location

                              Gain/(Loss)

Equity contracts       Realized Gain                                   Change In Unrealized

                           (Loss) on Options           $59,114       Appreciation/(Depreciation)        $90,847

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Neiman Large Cap Value Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Neiman Large Cap Value Fund’s gain on the underlying securities. Written call options expose the Neiman Large Cap Value Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:           8/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:           8/24/2011

By: /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:           8/24/11